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                                                                    THE HARTFORD

February 9, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

RE: Hartford Life Insurance Company
    Separate Account Eleven ("Registrant")
    Post-Effective Amendment No. 39
    File No. 333-72042

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Companies Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement on Form N-4.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5283.

Very truly yours,

/s/ Sadie R. Gordon
-------------------------------------
Sadie R. Gordon
Counsel

Enclosure